CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended			12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011
Income Statement [Abstract]
Revenues	$ 258,495	$ 292,933	$ 363,489	$ 744,383	$ 457,231	$ 1,354,238
Cost of revenues	233,712	216,247	350,523	687,941	581,274	1,838,367
Gross profit (loss)	24,783	76,686	12,966	56,442	(124,043)	(484,129)
Operating expenses:
Selling, general and administrative expenses	886,086	1,245,719	506,458	1,800,530	1,829,233	4,271,965
Loss from operations	(861,303)	(1,169,033)	(493,492)	(1,744,088)	(1,953,276)	(4,756,094)
Other (income) expense:
Warrant revaluation (income)/expense	6,089,324	(1,840,941)		5,565,771	(1,843,175)	1,935,256
Loss of extinguishment of debt	2,950,513			2,950,513
Revaluation of derivative liability	(61,677)			(209,351)
Registration rights penalty		75,000			75,000	156,000
Interest income - related party		(4,050)	(5,961)		(8,100)	(10,440)
Other (income) expense	(1,199)	(5,793)	(10,947)	(1,426)	(27,692)	(25,407)
Interest expenses - notes payable	2,257,603	2,710	438,918	2,374,674	65,806	63,212
Interest expense - related party	3,210	9,887	2,323	22,201	24,706	104,783
Total other (income) expense	11,237,773	(1,763,187)	424,333	10,702,382	(1,713,455)	2,223,404
Income/(loss) before income taxes	(12,099,075)	594,154	(917,825)	(12,446,470)	(239,821)	(6,979,498)
Provision for income taxes
Net loss	$ (12,099,075)	$ 594,154	$ (917,825)	$ (12,446,470)	$ (239,821)	$ (6,979,498)
Income (loss) per common share:
Basic	$ (1.02)	$ 0.06		$ (1.08)	$ (0.02)
Diluted	$ (1.02)	$ 0.05		$ (1.08)	$ (0.02)
Loss per common share - basic and diluted (Note 3)			$ (0.12)			$ (0.70)
Weighted-average numbers of common shares outstanding:
Basic	11,919,771	9,877,954		11,495,820	9,422,317
Diluted	11,919,771	10,912,212		11,495,820	9,422,317
Weighted average shares outstanding - basic and diluted (Note 3)			7,777,712			9,923,596